Capital Structure - Common Stock (Details) (USD $)	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended				2 Months Ended	12 Months Ended
	Apr. 19, 2011	Jul. 18, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2011	May 19, 2010	May 31, 2011 Box Voyager, Box Trader CMA CGM Kingfish and CGM Marlin	Dec. 31, 2011 Capital Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock
Class Of Stock [Line Items]
Capital stock shares authorized						500,000,000	100
Common stock shares authorized				475,000,000	475,000,000	475,000,000
Common stock shares issued				20,926,715	16,317,000
Common stock par value	$ 0.01			$ 0.01	$ 0.01	$ 0.01
Issuance of common shares	11,000,000	4,285,715								4,285,715	16,000,000
Common stock offering price	$ 12	$ 7
Stock issued gross proceeds	$ 132,000,000
Proceeds from initial public offering	122,714,865
Shares exchanged for vessel purchase								5,000,000
Capital stock shares surrendered after IPO									100
Shares issued under the Equity Incentive Plan										324,000	317,000
Common stock shares outstanding				20,926,715	16,317,000
Proceeds from the issuance of common shares		$ 28,539,005	$ 0	$ 28,539,005	$ 123,182,340